Right Of Use Assets - Schedule of Right Of Use Assets (Details) - CAD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024
Disclosure of quantitative information about right-of-use assets [line items]
Net book value	$ 145,810
Net book value	151,900	$ 145,810
Cost
Disclosure of quantitative information about right-of-use assets [line items]
Net book value	250,429	384,846
Acquisitions (note 5(a), note 5(b))		22,250
Additions	14,937	8,614
Net book value	280,378	250,429
Accumulated Depreciation and Impairment
Disclosure of quantitative information about right-of-use assets [line items]
Net book value	104,619	231,930
Depreciation	21,453	22,747
Net book value	128,478	104,619
Right of Use Assets
Disclosure of quantitative information about right-of-use assets [line items]
Net book value	115,435
Renewals, remeasurements and dispositions	43,700
Net book value	138,353	115,435
Right of Use Assets | Cost
Disclosure of quantitative information about right-of-use assets [line items]
Net book value	217,251	199,032
Acquisitions (note 5(a), note 5(b))		3,279
Additions	9,634	1,499
Renewals, remeasurements and dispositions	43,706	13,441
Net book value	270,591	217,251
Right of Use Assets | Accumulated Depreciation and Impairment
Disclosure of quantitative information about right-of-use assets [line items]
Net book value	101,816	69,353
Depreciation	32,013	31,375
Impairment		1,088
Impairment reversal	(1,591)
Net book value	$ 132,238	$ 101,816